Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Grants
Capital grants	€ 14,646	€ 16,509
Interest rate grants (preference loans) (See note 21 (d))	390	499
Total Grants	15,036	17,008
Grants transferred to consolidated statement of profit and loss	€ 5,608	€ 1,683